Consolidated Cash Flow Statements	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (24,080,938)		$ (17,459,061)		$ (21,393,136)
Interest received	1,638,947		446,291		269,075
R&D tax refund	0		5,629,577		8,583,477
Interest paid	0		0		(7,217)
Income tax paid	(81,342)		(68,055)		(58,023)
Net cash flows used in operating activities	(22,523,333)	$ (22,523,333)	(11,451,248)		(12,605,824)
Cash Flows from Investing Activities
Payments for purchase of plant and equipment	0		0		(5,722)
Receipt from / (payments for) term deposit	7,500,000		(7,500,000)		0
Net cash flows generated from / (used in) investing activities		7,500,000		$ (7,500,000)		$ (5,722)
Cash Flows from Financing Activities
Proceeds from issue of ordinary shares		$ 20,375,890		$ 42,570,645		$ 10,144,682
Payment of share issue costs	(1,108,250)		(2,774,168)		(918,020)
Principal elements of lease payments	(136,559)		(127,097)		(10,370)
Net cash flows generated from financing activities	19,131,081		39,669,380		9,216,292
Net increase / (decrease) in cash and cash equivalents	4,107,748		20,718,132		(3,395,254)
Cash and cash equivalents at beginning of period	33,158,642		12,638,885		15,773,783
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	51,572		(198,375)		260,356
Cash and cash equivalents at end of period	$ 37,317,962		$ 33,158,642		$ 12,638,885